Property and Equipment, Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment, Intangible Assets and Goodwill

Note 5 – Property and Equipment, Intangible Assets and Goodwill

A summary of the Company’s property and equipment at June 30, 2025 and December 31, 2024 is as follows:

	Useful	June 30,	December 31,
	Life	2025	2024

Computer and office equipment	5-7 years	$462,000	$412,000
Furniture and fixtures	7 years	107,000	107,000
Molds and tooling	3-5 years	2,312,000	2,297,000
		2,881,000	2,816,000
Less: accumulated depreciation		2,629,000	2,532,000
		$252,000	$284,000

Depreciation expense was $31,000 and $64,000 for the three and six months ended June 30, 2025, respectively, and $53,000 and $105,000 for the three and six months ended June 30, 2024, respectively.

A summary of the Company’s intangible assets at June 30, 2025 and December 31, 2024 is as follows:

	Useful	June 30,	December 31,
	Life	2025	2024

Customer relationships	5-7 years	$25,000	$25,000
Trade names	7 years	25,000	25,000
Developed technology	3-5 years	325,000	325,000
		375,000	375,000
Less: accumulated amortization		60,000	30,000
		$315,000	$345,000

Amortization expense was $17,000 and $32,000 for the three and six months ended June 30, 2025, respectively. The Company did not have any intangible assets or goodwill during the six months ended June 30, 2024.

On June 30, 2025, the Company tested the amount of goodwill that it recorded in connection with the acquisition of SemiCab, Inc.’s business on July 3, 2025 for impairment to see if the carrying amount of goodwill exceeded its carried value. The Company calculated a market-based valuation utilizing inputs classified as Level 3 on the fair value hierarchy by multiplying one by projected 2025 revenue for the SemiCab business. The Company determined that no impairment of goodwill needed to be recorded with respect to that goodwill during the six months ended June 30, 2025. Accordingly, the balance of that goodwill was $786,000 on June 30, 2025.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

On May 2, 2025, the Company and SemiCab Holdings acquired 99.99% of the equity shares of SMCB from SemiCab, Inc. In connection with the acquisition, the Company recorded additional goodwill in the amount of $3,632,000. As a result, the balance of the Company’s goodwill was $4,418,000 on June 30, 2025.

Previously Reported [Member]
Property and Equipment, Intangible Assets and Goodwill

Note 5 – Property and Equipment, Intangible Assets and Goodwill

A summary of the Company’s property and equipment at December 31, 2024 and 2023 is as follows:

	Useful	December 31,	December 31,
	Life	2024	2023

Computer and office equipment	5-7 years	$412,000	$404,000
Furniture and fixtures	7 years	107,000	107,000
Molds and tooling	3-5 years	2,297,000	2,228,000
		2,816,000	2,739,000
Less: Accumulated depreciation		2,532,000	2,335,000
		$284,000	$404,000

Depreciation expense was $192,000 and $287,000 for the year ended December 2024 and nine months ended December 31, 2023, respectively.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

A summary of the Company’s intangible assets at December 31, 2024 and 2023 is as follows:

	Useful	December 31,
	Life	2024

Customer relationships	9 years	$25,000
Trade name	9 years	25,000
Developed technology	6 years	325,000
		375,000
Less: Accumulated amortization		30,000
		$345,000

Amortization expense was $30,000 for the year ended December 31, 2024. The Company did not have any intangible assets or goodwill at December 31, 2023.

The Company tested the recorded amount of goodwill for impairment on December 31, 2024 to see if the carrying amount of goodwill exceeded its carried value. The Company calculated a market-based valuation utilizing inputs classified as level 3 on the fair value hierarchy by multiplying one by projected 2025 revenue for the SemiCab business. The Company determined that, as a result of the SemiCab generating less revenue than anticipated, an impairment charge of $3,592,000 should be recorded as of December 31, 2024.

The following table presents the changes in the value of the goodwill recognized in connection with the acquisition of SemiCab business:

Balance at January 1, 2024	$-0-
Goodwill from acquisition of SemiCab, Inc. on July 3, 2024	4,378,000
Impairment of goodwill	(3,592,000)
Balance at December 31, 2024	$786,000